Note 11 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Debt [Table Text Block]
December 31,
2022

Credit Agreement	$568,672
3.84% Senior Notes	90,000
4.53% Notes	60,000
Capital leases maturing at various dates through 2026	15,334
Other long-term debt maturing at various dates up to 2023	457
734,463
Less: current portion	35,665

Long-term debt - non-current	$698,798

Schedule of Maturities of Long-Term Debt [Table Text Block]
2023	$35,665
2024	33,786
2025	32,939
2026	2,207
2027 and thereafter	629,866